Notes Payable Government Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Notes Payable Government Loans [Abstract]
Notes Payable – Government Loans
7.	NOTES PAYABLE – GOVERNMENT LOANS
In June 2020, the Company received a loan in the amount of $63 from the U.S. Small Business Administration (“SBA”) under the Economic Injury Disaster Loan assistance program established as part of the CARES Act. The loan calls for monthly payments in the amount of $0.3 until maturity in May 2050. The loan accrues interest at 3.75%.
In March 2022, the Company was notified by the SBA that monthly payments on the $63 loan were deferred until 2023.
The future maturities of the notes payable – Government loans are as follows:

As of September 30,

2022 (remaining)	$—
2023	1
2024	1
2025	1
2026	1
2027	1
Thereafter	58

$63

5.	NOTES PAYABLE — GOVERNMENT LOANS
On April 2, 2021, the Company received loan proceeds of $91,000 from a promissory note issued by Silicon Valley Bank, under the Paycheck Protection Program (“PPP”) which was established under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act. The original term on the loan was two years and the annual interest rate was 1.00%. Payments of principal and interest were deferred for the first six months of the loan. Under the terms of the CARES Act, PPP loan recipients can apply for and be granted forgiveness for all or a portion of the loan proceeds. Such forgiveness is determined based on the use of the loan proceeds for payroll costs, rent and utility expenses and the maintenance of workforce and compensation levels with certain limitations. On April 20, 2020, the Company received loan proceeds of $104,000 from a promissory note issued by Silicon Valley Bank, under the PPP. The original terms on the loan were two years and the annual interest rate was 1.00%. Payments of principal and interest were deferred for the first six months of the loan.
In June 2020, the American Institute of Certified Public Accountants (“AICPA”) issued Technical Questions & Answers (“TQA”) 3200.18, Borrower Accounting for a Forgivable Loan Received Under the Small Business Administration Paycheck Protection Program. The TQA addresses accounting for a business entity that expects to meet the PPP’s eligibility criteria and concludes that the PPP loan represents in substance, a grant that is expected to be forgiven, it may analogize to International Accounting Standards (“IAS”) 20 to account for the PPP loan. IAS 20 provides a model for the accounting of different forms of government assistance, which includes forgivable loans. Under this model, government assistance is not recognized until there is reasonable assurance (similar to the probable threshold in U.S. GAAP) that any conditions attached to the assistance will be met and the assistance will be received.
During the year ended December 31, 2020, the Company determined that it was probable it would be granted partial forgiveness for the 2020 PPP loan of $104,000 based on qualifying expenditures, and as a result the Company recorded $84,000 to Other Income in 2020 for the amount expected to be forgiven in accordance with IAS 20. In February 2021, the $84,000 was forgiven. Also, during 2021, the Company repaid the remaining $20,000 of the 2020 PPP loan and was granted forgiveness for the entire 2021 PPP loan. The Company recorded $91,000 to Other Income in 2021.
In June 2020, the Company received a loan in the amount of $63,000 from the U.S. Small Business Administration (“SBA”) under the Economic Injury Disaster Loan assistance program established as part of the CARES Act. The loan calls for monthly payments in the amount of $300 until maturity in May 2050. The loan accrues interest at 3.75%.
In March, 2022, the Company was notified by the SBA that monthly payments on the $63,000 loan were deferred until 2023.
The future maturities of the notes payable — Government loans are as follows (in thousands):

Years ending December 31,
2022	$—
2023	1
2024	1
2025	1
2026	1
Thereafter	59

$63